OTHER LONG-TERM ASSETS - Fair Market Value of the Investments and Warrants Held (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation Of Changes In Financial Assets [Roll Forward]
Foreign currency translation	$ (16,208)	$ 16,902
Investments in equity securities
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	141,781
Purchase/(sales)	34,026
Unrealized and realized gain/(loss)	68,891
Foreign currency translation	8,842
Fair market value, at end of period	$ 253,540	141,781
Investments in equity securities | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)	8,510,629
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 8,472
Purchase/(sales)	6,397
Unrealized and realized gain/(loss)	(694)
Foreign currency translation	571
Fair market value, at end of period	$ 14,746	8,472
Investments in equity securities | Osisko Mining Inc.
Disclosure of financial assets [line items]
Investments (in shares)	32,627,632
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 73,452
Purchase/(sales)	0
Unrealized and realized gain/(loss)	24,135
Foreign currency translation	4,170
Fair market value, at end of period	$ 101,757	73,452
Investments in equity securities | Novo Resources Corp.
Disclosure of financial assets [line items]
Investments (in shares)	29,830,268
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 54,249
Purchase/(sales)	0
Unrealized and realized gain/(loss)	30,214
Foreign currency translation	3,057
Fair market value, at end of period	$ 87,520	54,249
Investments in equity securities | Wallbridge Mining Company Ltd.
Disclosure of financial assets [line items]
Investments (in shares)	57,000,000
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 0
Purchase/(sales)	24,434
Unrealized and realized gain/(loss)	14,687
Foreign currency translation	822
Fair market value, at end of period	39,943	0
Investments in equity securities | Other
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	5,608
Purchase/(sales)	3,195
Unrealized and realized gain/(loss)	549
Foreign currency translation	222
Fair market value, at end of period	9,574	5,608
Warrant investments
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	1,209
Purchase/(sales)	356
Unrealized and realized gain/(loss)	(18)
Foreign currency translation	58
Fair market value, at end of period	$ 1,605	1,209
Warrant investments | Bonterra Resources Inc.
Disclosure of financial assets [line items]
Investments (in shares)	1,000,000
Warrant investments | Novo Resources Corp.
Disclosure of financial assets [line items]
Investments (in shares)	14,000,000
Warrant investments | De Grey Mining Ltd.
Disclosure of financial assets [line items]
Investments (in shares)	0
Black Scholes | Warrant investments | Bonterra Resources Inc.
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	$ 19
Purchase/(sales)	356
Unrealized and realized gain/(loss)	(62)
Foreign currency translation	10
Fair market value, at end of period	323	19
Barrier Option Pricing | Warrant investments | Novo Resources Corp.
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	1,027
Purchase/(sales)	0
Unrealized and realized gain/(loss)	211
Foreign currency translation	44
Fair market value, at end of period	1,282	1,027
Barrier Option Pricing | Warrant investments | De Grey Mining Ltd.
Reconciliation Of Changes In Financial Assets [Roll Forward]
Fair market value, at beginning of period	163
Purchase/(sales)	0
Unrealized and realized gain/(loss)	(167)
Foreign currency translation	4
Fair market value, at end of period	$ 0	$ 163